INCOME (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Net income (loss) (numerator), basic and diluted	$ (1,550)	(9,527)	7,494	(1,434)
Shares (denominator):
Common stock outstanding	22,738,541	22,738,541	22,905,926	23,382,812
Weighted average common stock outstanding used in computing basic income per share	22,743,853	22,743,853	23,259,127	23,382,812
Add: Share options	0	0	19,316	0
Weighted average common stock outstanding used in computing diluted income per share	22,743,853	22,743,853	23,278,443	23,382,812
Net income (loss) per share-basic	$ (0.07)	(0.42)	0.32	(0.06)
Net income (loss) per share-diluted	$ (0.07)	(0.42)	0.32	(0.06)